Fair Value Disclosures	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Disclosures
Fair Value Disclosures

Accounting standards define fair value as the exchange price that would be received on the measurement date to sell an asset or the price paid to transfer a liability in the principal or most advantageous market available to the entity in an orderly transaction between market participants, with a three level valuation input hierarchy.

The following tables present fair value information for assets and liabilities measured at fair value on a recurring basis.

December 31, 2016	Total	Level 1	Level 2	Level 3
	(Dollars in millions)
Assets:
Trading securities	$748	$324	$424	$—
AFS securities:
U.S. Treasury	2,587	—	2,587	—
GSE	180	—	180	—
Agency MBS	21,264	—	21,264	—
States and political subdivisions	2,205	—	2,205	—
Non-agency MBS	679	—	172	507
Other	11	8	3	—
LHFS	1,716	—	1,716	—
MSRs	1,052	—	—	1,052
Derivative assets:
Interest rate contracts	814	—	807	7
Foreign exchange contracts	8	—	8	—
Private equity investments	362	—	—	362
Total assets	$31,626	$332	$29,366	$1,928

Liabilities:
Derivative liabilities:
Interest rate contracts	$998	$—	$978	$20
Foreign exchange contracts	5	—	5	—
Securities sold short	137	—	137	—
Total liabilities	$1,140	$—	$1,120	$20

December 31, 2015	Total	Level 1	Level 2	Level 3
	(Dollars in millions)
Assets:
Trading securities	$1,180	$311	$869	$—
AFS securities:
U.S. Treasury	1,832	—	1,832	—
GSE	51	—	51	—
Agency MBS	20,046	—	20,046	—
States and political subdivisions	2,375	—	2,375	—
Non-agency MBS	989	—	363	626
Other	4	4	—	—
LHFS	1,035	—	1,035	—
MSRs	880	—	—	880
Derivative assets:
Interest rate contracts	964	—	956	8
Foreign exchange contracts	6	—	6	—
Private equity investments	289	—	—	289
Total assets	$29,651	$315	$27,533	$1,803

Liabilities:
Derivative liabilities:
Interest rate contracts	$788	$—	$784	$4
Foreign exchange contracts	4	—	4	—
Securities sold short	147	—	147	—
Total liabilities	$939	$—	$935	$4

The following discussion focuses on the valuation techniques and significant inputs for Level 2 and Level 3 assets and liabilities.

A third-party pricing service is generally utilized in determining the fair value of the securities portfolio. Management independently evaluates the fair values provided by the pricing service through comparisons to other external pricing sources, review of additional information provided by the pricing service and other third party sources for selected securities and back-testing to compare the price realized on any security sales to the daily pricing information received from the pricing service. Fair value measurements are derived from market-based pricing matrices that were developed using observable inputs that include benchmark yields, benchmark securities, reported trades, offers, bids, issuer spreads and broker quotes. As described by security type below, additional inputs may be used, or some inputs may not be applicable. In the event that market observable data was not available, which would generally occur due to the lack of an active market for a given security, the valuation of the security would be subjective and may involve substantial judgment by management.

Trading securities: Trading securities include various types of debt and equity securities, primarily consisting of debt securities issued by the U.S. Treasury, GSEs, or states and political subdivisions. The valuation techniques used for these investments are more fully discussed below.

U.S. Treasury securities: Treasury securities are valued using quoted prices in active over the counter markets.

GSE securities and agency MBS: GSE pass-through securities are valued using market-based pricing matrices that reference observable inputs including benchmark TBA security pricing and yield curves that were estimated based on U.S. Treasury yields and certain floating rate indices. The pricing matrices for these securities may also give consideration to pool-specific data supplied directly by the GSE. GSE CMOs are valued using market-based pricing matrices that are based on observable inputs including offers, bids, reported trades, dealer quotes and market research reports, the characteristics of a specific tranche, market convention prepayment speeds and benchmark yield curves as described above.

States and political subdivisions: These securities are valued using market-based pricing matrices that reference observable inputs including MSRB reported trades, issuer spreads, material event notices and benchmark yield curves.

Non-agency MBS: Pricing matrices for these securities are based on observable inputs including offers, bids, reported trades, dealer quotes and market research reports, the characteristics of a specific tranche, market convention prepayment speeds and benchmark yield curves as described above. Non-agency MBS also include investments in Re-REMIC trusts that primarily hold non-agency MBS, which are valued based on broker pricing models that use baseline securities yields and tranche-level yield adjustments to discount cash flows modeled using market convention prepayment speed and default assumptions.

Other securities: These securities consist primarily of mutual funds and corporate bonds. These securities are valued based on a review of quoted market prices for assets as well as through the various other inputs discussed previously.

LHFS: Certain mortgage loans are originated to be sold to investors, which are carried at fair value. The fair value is primarily based on quoted market prices for securities backed by similar types of loans. The changes in fair value of these assets are largely driven by changes in interest rates subsequent to loan funding and changes in the fair value of servicing associated with the mortgage LHFS.

MSRs: Residential MSRs are valued using an OAS valuation model to project cash flows over multiple interest rate scenarios, which are then discounted at risk-adjusted rates. The model considers portfolio characteristics, contractually specified servicing fees, prepayment assumptions, delinquency rates, late charges, other ancillary revenue, costs to service and other economic factors. Fair value estimates and assumptions are compared to industry surveys, recent market activity, actual portfolio experience and, when available, other observable market data. Commercial MSRs are valued using a cash flow valuation model that calculates the present value of estimated future net servicing cash flows. BB&T considers actual and expected loan prepayment rates, discount rates, servicing costs and other economic factors that are determined based on current market conditions.

Derivative assets and liabilities: The fair values of derivatives are determined based on quoted market prices and internal pricing models that use market observable data. The fair values of interest rate lock commitments, which are related to mortgage loan commitments and are categorized as Level 3, are based on quoted market prices adjusted for commitments that are not expected to fund and include the value attributable to the net servicing fees.

Private equity investments: Private equity investments are measured at fair value based on the investment’s net asset value. In many cases there are no observable market values for these investments and therefore management must estimate the fair value based on a comparison of the operating performance of the company to multiples in the marketplace for similar entities. This analysis requires significant judgment, and actual values in a sale could differ materially from those estimated.

Securities sold short: Securities sold short represent debt securities sold short that are entered into as a hedging strategy for the purposes of supporting institutional and retail client trading activities.

The following tables summarize activity for Level 3 assets and liabilities:

Year Ended December 31, 2016	Non-agency MBS	MSRs	Net Derivatives	Private Equity Investments
	(Dollars in millions)
Balance at January 1, 2016	$626	$880	$4	$289
Total realized and unrealized gains (losses):
Included in earnings:
Interest income	25	—	—	—
Mortgage banking income	—	63	97	—
Other noninterest income	—	—	—	20
Included in unrealized net holding gains (losses) in OCI	(45)	—	—	—
Purchases	—	—	—	106
Issuances	—	146	82	—
Sales	—	—	—	(38)
Settlements	(99)	(160)	(196)	(15)
Adoption of fair value option for commercial MSRs	—	123	—	—
Balance at December 31, 2016	$507	$1,052	$(13)	$362

Change in unrealized gains (losses) included in earnings for the period, attributable to assets and liabilities still held at December 31, 2016	$25	$63	$(13)	$7

Year Ended December 31, 2015	Non-agency MBS	MSRs	Net Derivatives	Private Equity Investments
	(Dollars in millions)
Balance at January 1, 2015	$745	$844	$17	$329
Total realized and unrealized gains (losses):
Included in earnings:
Interest income	23	—	—	—
Mortgage banking income	—	10	87	—
Other noninterest income	—	—	(6)	49
Included in unrealized net holding gains (losses) in OCI	(45)	—	—	—
Purchases	—	—	1	81
Issuances	—	156	74	—
Sales	—	—	—	(154)
Settlements	(97)	(130)	(169)	(16)
Balance at December 31, 2015	$626	$880	$4	$289

Change in unrealized gains (losses) included in earnings for the period, attributable to assets and liabilities still held at December 31, 2015	$23	$10	$4	$(2)

Year Ended December 31, 2014	Non-agency MBS	MSRs	Net Derivatives	Private Equity Investments
	(Dollars in millions)
Balance at January 1, 2014	$861	$1,047	$(11)	$291
Total realized and unrealized gains (losses):
Included in earnings:
Interest income	33	—	—	—
Mortgage banking income	—	(221)	94	—
Other noninterest income	—	—	(2)	27
Included in unrealized holding gains (losses) in OCI	(38)	—	—	—
Purchases	—	—	—	67
Issuances	—	141	75	—
Sales	—	—	—	(50)
Settlements	(111)	(123)	(139)	(7)
Transfers into Level 3	—	—	—	1
Balance at December 31, 2014	$745	$844	$17	$329

Change in unrealized gains (losses) included in earnings for the period, attributable to assets and liabilities still held at December 31, 2014	$33	$(221)	$17	$15

BB&T’s policy is to recognize transfers between levels as of the end of a reporting period. Transfers in and out of Level 3 are shown in the preceding tables. There were no transfers between Level 1 and Level 2 during 2016, 2015 or 2014.

The non-agency MBS categorized as Level 3 represent ownership interest in various tranches of Re-REMIC trusts. These securities are valued at a discount, which is unobservable in the market, to the fair value of the underlying securities owned by the trusts. The Re-REMIC tranches do not have an active market and therefore are categorized as Level 3. At December 31, 2016, the fair value of the Re-REMIC non-agency MBS represented a discount of 14.1% to the fair value of the underlying securities owned by the Re-REMIC trusts.

The majority of private equity investments are in SBIC qualified funds, which primarily focus on equity and subordinated debt investments in privately-held middle market companies. The majority of these VIE investments are not redeemable and distributions are received as the underlying assets of the funds liquidate. The timing of distributions, which are expected to occur on various dates through 2026, is uncertain and dependent on various events such as recapitalizations, refinance transactions and ownership changes, among others. Excluding the investment of future funds, BB&T estimates these investments have a weighted average remaining life of approximately two years; however, the timing and amount of distributions may vary significantly. As of December 31, 2016, restrictions on the ability to sell the investments include, but are not limited to, consent of a majority member or general partner approval for transfer of ownership. BB&T’s investments are spread over numerous privately-held middle market companies, and thus the sensitivity to a change in fair value for any single investment is limited. The significant unobservable inputs for these investments are EBITDA multiples that ranged from 5x to 13x, with a weighted average of 8x, at December 31, 2016.

The following table details the fair value and UPB of LHFS that were elected to be carried at fair value:

	December 31, 2016			December 31, 2015
	Fair Value	Aggregate UPB	Difference	Fair Value	Aggregate UPB	Difference
	(Dollars in millions)
LHFS reported at fair value	$1,716	$1,736	$(20)	$1,035	$1,023	$12

Excluding government guaranteed, LHFS that were in nonaccrual status or 90 days or more past due and still accruing interest were not material at December 31, 2016.

The following table provides information about certain financial assets measured at fair value on a nonrecurring basis, which are primarily collateral dependent and may be subject to liquidity adjustments. The carrying values represent end of period values, which approximate the fair value measurements that occurred on the various measurement dates throughout the period. The valuation adjustments represent the amounts recorded during the period regardless of whether the asset is still held at period end. These assets are considered to be Level 3 assets (excludes PCI).

	As Of / For the Year Ended
	December 31, 2016		December 31, 2015
	Carrying Value	Valuation Adjustments	Carrying Value	Valuation Adjustments
	(Dollars in millions)
Impaired loans	$278	$(89)	$149	$(30)
Foreclosed real estate	50	(221)	82	(190)

Refer to the "Acquisitions and Divestitures" note for fair value measurements related to acquisitions.

For financial instruments not recorded at fair value, estimates of fair value are based on relevant market data and information about the instrument. Values obtained relate to one trading unit without regard to any premium or discount that may result from concentrations of ownership, possible tax ramifications, estimated transaction costs that may result from bulk sales or the relationship between various instruments.

An active market does not exist for certain financial instruments. Fair value estimates for these instruments are based on current economic conditions, currency and interest rate risk characteristics, loss experience and other factors. Many of these estimates involve uncertainties and matters of significant judgment and cannot be determined with precision. Therefore, the fair value estimates in many instances cannot be substantiated by comparison to independent markets and, in many cases, may not be realizable in a current sale of the instrument. In addition, changes in assumptions could significantly affect these fair value estimates. The following assumptions were used to estimate the fair value of these financial instruments.

Cash and cash equivalents and restricted cash: For these short-term instruments, the carrying amounts are a reasonable estimate of fair values.

HTM securities: The fair values of HTM securities are based on a market approach using observable inputs such as benchmark yields and securities, TBA prices, reported trades, issuer spreads, current bids and offers, monthly payment information and collateral performance.

Loans receivable: The fair values for loans are estimated using discounted cash flow analyses, applying interest rates currently being offered for loans with similar terms and credit quality, which are deemed to be indicative of orderly transactions in the current market. For commercial loans and leases, discount rates may be adjusted to address additional credit risk on lower risk grade instruments. For residential mortgage and other consumer loans, internal prepayment risk models are used to adjust contractual cash flows. Loans are aggregated into pools of similar terms and credit quality and discounted using a LIBOR based rate. The carrying amounts of accrued interest approximate fair values.

FDIC loss share receivable and payable: The fair values of the receivable and payable were estimated using discounted cash flow analyses, applying a risk free interest rate that was adjusted for the uncertainty in the timing and amount of the cash flows. The expected cash flows to/from the FDIC related to loans were estimated using the same assumptions that were used in determining the accounting values for the related loans. The expected cash flows to/from the FDIC related to securities were based upon the fair value of the related securities and the payment that would be required if the securities were sold for that amount. The loss share agreements were not transferable and, accordingly, there was no market for the receivable or payable.

Deposit liabilities: The fair values for demand deposits are equal to the amount payable on demand. Fair values for CDs are estimated using a discounted cash flow calculation that applies current interest rates to aggregate expected maturities. BB&T has developed long-term relationships with its deposit customers, commonly referred to as CDIs, that have not been considered in the determination of the deposit liabilities’ fair value.

Short-term borrowings: The carrying amounts of short-term borrowings, excluding securities sold short, approximate their fair values.

Long-term debt: The fair values of long-term debt instruments are estimated based on quoted market prices for the instrument if available, or for similar instruments if not available, or by using discounted cash flow analyses, based on current incremental borrowing rates for similar types of instruments.

Contractual commitments: The fair values of commitments are estimated using the fees charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. The fair values of guarantees and letters of credit are estimated based on the counterparties’ creditworthiness and average default rates for loan products with similar risks. These respective fair value measurements are categorized within Level 3 of the fair value hierarchy. Retail lending commitments are assigned no fair value as BB&T typically has the ability to cancel such commitments by providing notice to the borrower.

Financial assets and liabilities not recorded at fair value are summarized below:

December 31, 2016	Carrying Amount	Total Fair Value	Level 2	Level 3
	(Dollars in millions)
Financial assets:
HTM securities	$16,680	$16,546	$16,546	$—
Loans and leases HFI, net of ALLL	141,833	142,044	—	142,044

Financial liabilities:
Deposits	160,234	160,403	160,403	—
Long-term debt	21,965	22,423	22,423	—

December 31, 2015	Carrying Amount	Total Fair Value	Level 2	Level 3
	(Dollars in millions)
Financial assets:
HTM securities	$18,530	$18,519	$18,519	$—
Loans and leases HFI, net of ALLL	134,491	134,728	—	134,728
FDIC loss share receivable	285	11	—	11

Financial liabilities:
Deposits	149,124	149,300	149,300	—
FDIC loss share payable	685	676	—	676
Long-term debt	23,769	24,206	24,206	—

The following is a summary of selected information pertaining to off-balance sheet financial instruments:

	December 31, 2016		December 31, 2015
	Notional/Contract Amount	Fair Value	Notional/Contract Amount	Fair Value
	(Dollars in millions)
Commitments to extend, originate or purchase credit	$64,395	$250	$59,019	$253
Residential mortgage loans sold with recourse	578	7	702	8
Other loans sold with recourse	4,240	7	4,198	7
Letters of credit	2,786	27	3,033	27